Inventory (Tables)	6 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	September 30, 2024	March 31, 2024

Parts	$3,807,849	$3,855,668
Work in Process	18,584,753	14,341,949
Finished Goods	9,330,443	13,813,014

Total	$31,723,045	$32,010,631